Operating Expenses	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Operating Expenses
5 )	OPERATING EXPENSES
Administrative and selling expenses represent the expenses associated with personnel, services and equipment, including depreciation and amortization, related to managerial and back-office activities of the Company’s management, as well as selling activities, respectively. Distribution and logistics expenses refer to expenses of storage at points of sales, including depreciation and amortization, as well as freight expenses of finished products between plants and points of sale and freight expenses between points of sales and the customers’ facilities.
Consolidated operating expenses by function during 2024, 2023 and 2022 are as follows:

		2024	2023	2022
Administrative expenses 1, 2	$	1,336	1,354	1,046
Selling expenses 2		438	393	344

Administrative and selling expenses		1,774	1,747	1,390
Distribution and logistics expenses		1,837	1,869	1,734

Operating expenses	$	3,611	3,616	3,124

1
All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2024, 2023 and 2022, the total combined expenses of these departments recognized within administrative expenses were $59, $55, and $42, respectively.

2
In 2024, 2023 and 2022, administrative expenses include depreciation and amortization of $173, $161 and $138, respectively, and selling expenses include depreciation and amortization of $54 in 2024, $44 in 2023 and $40 in 2022.

Consolidated operating expenses during 2024, 2023 and 2022 by nature are as follows:

		2024	2023	2022
Transportation costs	$	1,667	1,715	1,592
Payroll		1,125	1,096	935
Professional legal, accounting and advisory services		274	277	185
Depreciation and amortization		227	205	178
Maintenance, repairs and supplies		111	98	83
Office supplies, utilities and rental expenses		80	85	71
Expected credit losses		15	11	9
Other operating expenses		112	129	71

	$	3,611	3,616	3,124